Share-based payment (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment
Summary of Expenses on Stock Based Payment Plans

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Partner plan (1)	(180)	(129)	(241)
Share-based plan	(418)	(381)	(489)
Total	(598)	(510)	(730)

1) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A., in October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans. Payments occured in 2022 are reflected in Personnel Expenses - Compensation (Note 23).

Summary of Changes in Share-based Compensation Plan

Change in the partner program
	01/01 to 12/31/2022	01/01 to 12/31/2021
	Quantity	Quantity
Opening balance (1)	36,943,996	36,291,760
New	21,395,758	14,583,318
Delivered	(9,226,877)	(11,652,700)
Cancelled	(859,065)	(2,278,382)
Closing balance	48,253,812	36,943,996
Weighted average of remaining contractual life (years)	2.21	1.80
Market value weighted average (R$)	22.22	16.71
1) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A., as from October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans.

Summary of Changes in Share-based Compensation Plan

Change in share-based variable compensation
	01/01 to 12/31/2022	01/01 to 12/31/2021
	Quantity	Quantity
Opening balance (1)	36,814,248	27,407,231
New	22,524,857	21,767,235
Delivered	(14,263,138)	(10,818,958)
Cancelled	(845,890)	(1,541,260)
Closing balance	44,230,077	36,814,248
Weighted average of remaining contractual life (years)	0.93	1.04
Market value weighted average (R$)	24.83	23.59

1) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A. (Note 3), as from October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans.